Scheduled Maturities of Long-Term Debt (Detail) In Millions	Mar. 31, 2011 USD ($)		Mar. 31, 2011 INR
Due in the fiscal year ending March 31:
2012	$ 110.6		4,927.1
2013	223.0		9,931.9
2014	35.4		1,578.6
2015	109.8		4,890.0
2016	269.9		12,020.0
Thereafter	1,300.8	[1]	57,939.6	[1]
Total	$ 2,049.5		91,287.2

[1]	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.